Summary of Significant Accounting Policies - Intangible assets, net (Details)	12 Months Ended
Jun. 30, 2022
Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years